Financial Instruments - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 22,241	$ 29,564
Discount rate over remaining duration of contract	8.80%	8.90%